Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Aggregate net amounts of lease and maintenance expenses	$ 206	$ 443	$ 684
Administrative and IT services amount		12	33
Aggregate amounts	17	17	44
Purchased inventory			89
Salary expenses		291	140
Annual bonuses amounting		$ 233	$ 106
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Aggregate amount for service	$ 566